Royalty, Stream and Other Interests - Woodland Silver Stream (Details) - Woodlawn Silver Stream	Dec. 31, 2020 oz t
Disclosure of detailed information about property, plant and equipment [line items]
Silver, cash purchase price, percentage of silver market price	20.00%
Conversion ratio of zinc to silver | oz	170.2
Silver, cash purchase price, percentage of silver market price, payable zinc	20.00%
Marketing fee percentage per tonne of payable lead	0.20%
Marketing fee, amount of payable lead	100,000
Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Silver, percentage of ounces of payable silver	80.00%
Silver, sales and delivery commitment, quantity committed | oz	2,150,000
Stream rate of payable zinc, percentage	0.30%
Zinc payable, delivery commitment, quantity committed	140
Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Silver, percentage of ounces of payable silver	40.00%
Silver, sales and delivery commitment, quantity committed | oz	3,400,000
Stream rate of payable zinc, percentage	1.15%
Zinc payable, delivery commitment, quantity committed	910
Trigger Three
Disclosure of detailed information about property, plant and equipment [line items]
Silver, percentage of ounces of payable silver	25.00%
Stream rate of payable zinc, percentage	2.25%
Zinc payable, delivery commitment, quantity committed	4,200
Trigger Four
Disclosure of detailed information about property, plant and equipment [line items]
Stream rate of payable zinc, percentage	0.75%